INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
INCOME TAXES
INCOME TAXES

NOTE 15: INCOME TAXES

We determine the interim tax benefit (provision) by applying an estimate of the annual effective tax rate to the year-to-date pretax book income (loss) and adjusting for discrete items during the reporting period, if any. Tax jurisdictions with losses for which tax benefits cannot be realized, as well as significant unusual or infrequently occurring items that are separately reported, are excluded from the annual effective tax rate.

Our tax rate for the three and nine months ended September 30, 2025 of 21% was in line with the federal statutory rate of 21% and overall was impacted by the effect of valuation allowances on deferred tax assets, the forecasted mix of earnings in domestic and international jurisdictions, the effect of cross-border tax laws, nondeductible executive compensation, a benefit related to stock-based compensation, tax credits, state taxes, and uncertain tax positions.

While our tax rate for the three and nine months ended September 30, 2024 of 21% was in line with the federal statutory rate of 21%, it was overall impacted by the effect of valuation allowances on deferred tax assets, the forecasted mix of earnings in domestic and international jurisdictions, U.S. taxation of foreign earnings including GILTI (Global Intangible Low Taxed Income) tax, net of Section 250 deduction (largely driven by research and development capitalization), Subpart F income, a benefit related to stock-based compensation, tax credits, state taxes, and uncertain tax positions.

For the three and nine months ended September 30, 2025 and 2024, the Company recorded no income tax expense (benefit), respectively, due to the generation of net operating losses, the benefits of which have been fully reserved.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily consist of net operating loss carry forwards. The Company has considered its history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies and has concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As a result, as of December 31, 2024 and September 30, 2025, the Company has maintained a full valuation allowance against its net deferred tax assets.

NOTE 17: INCOME TAXES

The components of the income tax provision (benefit) are as follows:

Years ended December 31,
	2024	2023
Current
Federal	$—	$—
State	—	—
Foreign	—	—
Total Current	—	—
Deferred
Federal	$—	$—
State	—	—
Foreign	—	—
Total Deferred	—	—
Total income taxes	$—	$—

The Company is subject to a federal income tax rate of 21.0%. Additionally, the Company is subject to a blended state income tax rate of 6.3% net of federal benefits. Lastly, the Company is subject to a foreign income tax rate as it relates to its India-based subsidiary of 0.0%. The Company has an effective tax rate of 0.0% for the years ended December 31, 2024 and 2023, due to the fact that the Company is in a full valuation allowance position.

The principal components of deferred income tax assets, net, were as follows:

	Years ended December 31,
	2024	2023
Deferred tax assets
Other	$10,566	$4,266
Amortization and impairment	492,385	—
ROU asset	78,087	157,555
Net operating losses	8,450,019	5,408,937
Deferred tax assets	9,031,057	5,570,758
Less: Valuation allowance	(8,888,489)	(5,207,943)
Total deferred tax assets	$142,568	$362,815
Deferred tax liabilities
Depreciation, amortization, and impairment	(28,220)	(219,512)
Lease assets	(114,348)	(143,303)
Deferred tax liabilities	(142,568)	(362,815)
Net deferred tax assets	$—	$—

As of December 31, 2024 and 2023, the Company had Federal and state net operating loss carryforwards of approximately $34,598,000 and $31,092,000 which are available to offset future taxable income. They are due to expire starting in 2026. Federal net operating losses occurring after December 31, 2017, of approximately $31,182,000 may be carried forward indefinitely. A valuation allowance has been established for the full amount of net deferred income tax assets as management has concluded that it is more likely than not that the benefits from such assets will not be realized.